CONTRACT LIABILITIES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Current
Prepaid pulse reload vouchers			Rp 4,413	Rp 4,800
Material rights for contract renewal			65	44
Others			774	583
Total		$ 365	5,252	5,427
Non-current
IRU			258	205
Material rights for contract renewal			394	305
Others				14
Total		$ 45	Rp 652	Rp 524
Contract liabilities at the beginning period which recognized as revenue in current year	Rp 5,495